UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2007

The following N-CSR relates only to Dreyfus Premier International Bond Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
36	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier

International Bond Fund

The Fund

A L E T T E R F R O M T H E C E O

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Bond Fund, covering the six-month period from November 1, 2006, through April 30, 2007.

Conditions in many international economies have remained relatively robust, even as U.S. economic growth has moderated.While we expect the global expansion to continue, it probably will do so at a somewhat reduced pace as softer U.S. consumer and business spending reduces demand for imports and some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates.These factors may compel global investors to proceed with a sense of greater caution over the remainder of 2007.

Yet, the U.S. dollar has continued to decline relative to most other currencies, making investments denominated in foreign currencies more valuable for U.S. residents. We expect this trend to persist, as higher interest rates in overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns.The combination of slower global growth and a weakening U.S. dollar could lead to new opportunities and challenges in international fixed-income markets. As always, your financial advisor can help determine the appropriate investments for you and position your investment portfolio for exposure to these markets.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

D I S C U S S I O N O F F U N D P E R F O R M A N C E

Thomas F. Fahey, Portfolio Manager

How did Dreyfus Premier International Bond Fund perform compared to its benchmark?

For the six-month period ended April 30, 2007, the fund produced total returns of 3.31% for Class A shares, 2.99% for Class C shares and 3.49% for Class I shares.1 Please note that effective June 1, 2007, Class R shares were renamed Class I shares. In comparison, the fund’s benchmark, the J.P. Morgan Global Government Bond Index, Excluding U.S. (Unhedged) (the “Index”), produced a total return of 3.10% for the same period.2

International bond markets produced modestly positive total returns, on average, in an environment of fairly robust global economic growth.The fund’s returns were higher than the benchmark, as relatively attractive performance among fixed-income securities in the United States and emerging markets were offset by somewhat disappointing results from our duration management strategy.

What is the fund’s investment approach?

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund ordinarily invests in at least five countries other than the United States and, at times, may invest a substantial portion of its assets in a single foreign country. Generally, the fund seeks to maintain a portfolio with an investment-grade average credit quality.

We focus on identifying undervalued government bond markets, currencies, sectors and securities.We look for fixed income securities with the potential for added value, such as those involving the potential for

T h e F u n d 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

credit upgrades, unique structural characteristics or innovative features. We select securities for the fund’s portfolio by:

  Using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a compara- tive valuation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt.
  Focusing on sectors and individual securities that appear to be rela- tively undervalued and actively traded among sectors.

We currently intend to hedge some, but not necessarily all, of the fund’s foreign currency exposure to the Index, but, at times, we may seek to manage currency risk, and we may find opportunities to add value by hedging a portion of the fund’s currency exposure to the U.S. dollar.

What other factors influenced the fund’s performance?

Results from international bonds markets during the reporting period were mainly attributed to robust economic growth in many parts of the world. Unlike the United States, where an economic slowdown is underway and short-term interest rates have stabilized, economies in many other regions have continued to grow briskly. In Europe, a surge in corporate reorganizations has helped support faster-than-expected economic growth despite moves by the European Central Bank toward higher short-term interest rates. Similarly, some emerging markets have ranked among the world’s faster-growing economies, as former third-world countries, such as China and India, build their industrial infrastructures and consumer consumption increases in a growing middle class. In contrast, Japan is experiencing a halting economic expansion with no inflation.

In this environment, we increased the fund’s holdings of bonds from the United States.This move helped boost the fund’s performance as short-term interest rates remained unchanged, U.S. housing markets weakened and inflationary pressures were relatively subdued. The fund’s U.S. holdings included an allocation to high yield bonds, which offered highly competitive levels of current income.We attempted to mitigate the risks that lower-rated securities typically entail by focusing on shorter maturities, which tend to be less sensitive to changes in credit quality and interest rates.

The fund also benefited from relatively light exposure to European bonds, which lost some value as interest rates rose. In the emerging markets, we focused primarily on nations, such as Brazil and Mexico, where yields remained high, interest rates were falling and credit quality was improving. We also established occasional tactical positions in Egypt bonds, due to attractive yields and relatively stable currency exchange rates.

On the other hand, the fund received relatively disappointing results from its holdings in Sweden and from our duration management strategy. A relatively long average duration effectively boosted the fund’s participation in some of the weaker areas of the international bond market.

What is the fund’s current strategy?

We have maintained the fund’s emphasis on the United States and certain emerging markets while de-emphasizing Europe.We recently have found a number of new opportunities in Japan, where a soft economy, low inflation, tight fiscal policy and a hawkish central bank may help support bond prices.We also have increased the fund’s strategic currency positions in an attempt to capture higher yields and benefit from a downward trend in the U.S. dollar relative to other major currencies.

June 1, 2007

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 31, 2007, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Bloomberg L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The J.P. Morgan Global Government Bond Index, Excluding U.S. (Unhedged) is a widely used benchmark for measuring performance and quantifying risk across international fixed-income bond markets.The Index measures the total, principal, and interest returns in each market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

T h e F u n d 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Bond Fund from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007
	Class A	Class C	Class R

Expenses paid per $1,000 †	$5.48	$ 9.20	$ 4.23
Ending value (after expenses)	$1,007.90	$1,005.90	$1,008.50

C O M P A R I N G Y O U R	F U N D ’ S E X P E N S E S
W I T H T H O S E O F O T H E R	F U N D S	( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007
	Class A	Class C	Class R

Expenses paid per $1,000 †	$ 5.51	$ 9.25	$ 4.26
Ending value (after expenses)	$1,019.34	$1,015.62	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85% Class R; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S TAT E M E N T O F I N V E S T M E N T S

A p r i l 3 0 , 2 0 0 7 ( U n a u d i t e d )

		Coupon	Maturity	Principal
Bonds and Notes—95.0%		Rate (%)	Date	Amount ($)	Value ($)

Argentina—1.0%
Republic of Argentina BONAR,
Bonds , Ser. VII		7.00	9/12/13	60,000	58,755
Australia—.3%
Queensland Treasury,
Gov’t. Gtd. Notes, Ser. 11G	AUD	6.00	6/14/11	25,000 [a]	20,605
Belgium—2.5%
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 [a]	45,038
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	70,000 [a]	105,729
					150,767
Canada—4.7%
Alcan,
Notes		6.13	12/15/33	15,000	14,824
Canadian Government,
Bonds	CAD	5.00	6/1/14	280,000 [a]	265,778
					280,602
Cayman Islands—.2%
BES Finance,
Bank Gtd. Notes	EUR	4.50	12/29/49	10,000 [b]	13,170
France—7.0%
Dexia Municipal Agency,
Scd. Notes	JPY	0.80	5/21/12	27,000,000 [a]	220,697
Government of France,
Bonds	EUR	4.75	4/25/35	140,000 [a]	203,315
					424,012
Germany—6.7%
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	3.50	1/4/16	65,000 [a]	84,708
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	95,000 [a]	138,374
Kreditanstalt fuer Wiederaufbau,
Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 [a]	179,577
					402,659
Greece—1.3%
Hellenic Republic,
Unsub. Bonds	EUR	3.70	7/20/15	60,000 [a]	78,509

T h e F u n d 7

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Ireland—7.9%
DEPFA ACS BANK,
Covered Public Loans	JPY	0.75	9/22/08	30,000,000 [a]	251,019
DEPFA ACS BANK,
Covered Public Loans	JPY	1.65	12/20/16	10,000,000 [a]	83,854
GE Capital European Funding,
Gtd. Notes	EUR	3.91	5/4/11	105,000 [a,b]	143,564
					478,437
Italy—2.3%
Autostrade,
Gtd. Notes	EUR	4.32	6/9/11	100,000 [a,b]	137,786
Japan—6.0%
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 [a]	67,940
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.70	9/20/22	19,000,000 [a]	154,110
Japan Finance for Municipal
Enterprises, Gov’t. Gtd. Notes	JPY	1.35	11/26/13	11,000,000 [a]	91,859
Japan Finance for Municipal
Enterprises,
Gov’t. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 [a]	50,989
					364,898
Mexico—1.3%
Mexican Bonos,
Bonds, Ser. MI10	MXN	8.00	12/19/13	860,000 [a]	80,583
Netherlands—6.1%
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	5,000	5,748
Netherlands Government,
Bonds	EUR	4.00	1/15/37	280,000 [a]	360,778
					366,526
Supranational—4.9%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.40	6/20/17	35,700,000 [a]	294,249

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Sweden—7.3%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	700,000 [a]	96,355
Swedish Government,
Bonds, Ser. 1045	SEK	5.25	3/15/11	2,200,000 [a]	341,793
					438,148
United Kingdom—15.7%
FCE Bank,
Notes	EUR	4.91	9/30/09	80,000 [a,b]	107,156
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	25,000	26,293
SABMiller,
Gtd. Notes		5.65	7/1/09	30,000 [b,c]	30,063
United Kingdom Gilt,
Bonds	GBP	4.00	3/7/09	120,000 [a]	233,742
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	20,000 [a]	38,006
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 [a]	274,618
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	120,000 [a]	237,841
					947,719
United States—19.8%
BAC Capital Trust XIII,
Jr. Sub. Notes		5.76	3/15/49	15,000 [b]	14,866
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB		5.17	12/11/38	65,000	64,532
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B		5.07	12/15/11	20,000	19,931
Citigroup,
Notes	JPY	0.80	10/30/08	2,900,000 [a]	24,220
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	15,000	14,974

T h e F u n d 9

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($

United States (continued)
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	25,000 [c]	25,000
General Electrical Capital,
Sr. Unscd. Notes	JPY	2.00	2/22/17	7,000,000 [a]	59,899
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	15,000 [c]	15,150
Government National
Mortgage Association I:
Ser. 2004-23, Cl. B,
2.95%, 3/16/19				32,524	31,364
Ser. 2006-68, Cl. A,
3.89%, 7/16/26				24,767	24,086
Ser. 2006-67, Cl. A,
3.95%, 11/16/30				54,621	53,170
Ser. 2005-76, Cl. A,
3.96%, 5/16/30				33,894	33,092
Ser. 2005-79, Cl. A,
4.00%, 10/16/33				33,391	32,661
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1		5.50	1/25/37	19,976 [b]	20,023
Host Hotels & Resorts,
Scd. Notes		6.88	11/1/14	15,000	15,431
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	23,871	23,913
NiSource Finance,
Gtd. Notes		5.93	11/23/09	25,000 [b]	25,045
SLM,
Notes, Ser. A		4.50	7/26/10	30,000 [d]	28,635
Sovereign Bancorp,
Sr. Unscd. Notes		5.58	3/23/10	30,000 [b]	30,013
Stater Brothers Holdings,
Sr. Notes		7.75	4/15/15	10,000 [c]	10,325
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	10,000 [b]	10,174

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

United States (continued)
TXU Electric Delivery,
Bonds	5.73	9/16/08	15,000 [b,c]	15,005
Time Warner Cable,
Sr. Unscd. Notes	5.40	7/2/12	30,000 [c]	30,117
Time Warner,
Gtd. Notes	5.59	11/13/09	35,000 [b]	35,082
U.S. Treasury Notes:
3.00%, 11/15/07			25,000	24,744
4.63%, 2/29/12			465,000 [d]	467,253
Washington Mutual Bank,
Notes	5.45	5/1/09	30,000 [b]	30,025
Windstream,
Gtd. Notes	8.13	8/1/13	10,000	10,900
Windstream,
Gtd. Notes	8.63	8/1/16	5,000	5,512
				1,195,142
Total Bonds and Notes
(cost $5,607,961)				5,732,567

			Face Amount
			Covered by
Options—.6%			Contracts ($)	Value ($)

Call Options—.6%
3-Month USD Libor-BBA, Swaption			400,000	17,290
3-Month USD Libor-BBA, Swaption			460,000	19,726
Total Options
(cost $ 37,651)				37,016

			Principal
Short-Term Investments—.2%			Amount ($)	Value ($)

U.S. Treasury Bills
4.97%, 6/7/07
(cost $14,923)			15,000 [e]	14,928

T h e F u n d 11

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Investment of Cash Collateral
for Securities Loaned—8.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $496,006)	496,006 [f]	496,006

Total Investments (cost $6,156,541)	104.0%	6,280,517
Liabilities, Less Cash and Receivables	(4.0%)	(240,360)
Net Assets	100.0%	6,040,157

[a] Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollars
CAD—Canadian Dollars
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican Peso
SEK—Swedish Krona
[b] Variable rate security—interest rate subject to periodic change.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $125,660 or 2.1% of net assets.
[d] All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund’s securities on loan is $486,197 and the total market value of the collateral held by the fund is $496,006.
[e] All or partially held by a broker as collateral for open financial futures positions.
[f] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Foreign/Governmental	55.2	Asset/Mortgage-Backed	2.5
Corporate Bonds	26.3	Options	.6
U.S. Government & Agencies	11.0
Short-Term/Money Market Investments	8.4		104.0

† Based on net assets.
See notes to financial statements.

S TAT E M E N T O F F I N A N C I A L F U T U R E S

A p r i l 3 0 , 2 0 0 7 ( U n a u d i t e d )

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2007 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	4	818,875	June 2007	1,209
U.S. Treasury 5 Year Notes	3	317,484	June 2007	1,868
Euro Bund 10 Year	2	311,698	June 2007	(4,823)
Financial Futures Short
U.S. Tresury 10 Year Notes	1	(108,328)	June 2007	(940)
U.S. Tresury 30 Year Bonds	2	(223,500)	June 2007	(1,441)
Euro-Bobl	1	(147,138)	June 2007	1,513
				(2,614)

See notes to financial statements.

T h e F u n d 13

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

A p r i l 3 0 , 2 0 0 7 ( U n a u d i t e d )

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $486,197)—Note 1(c):
Unaffiliated issuers		5,660,535	5,784,511
Affiliated issuers		496,006	496,006
Cash			57,565
Cash denominated in foreign currencies		150,524	153,147
Dividends and interest receivable			59,693
Receivable for investment securities sold			54,749
Unrealized appreciation on forward currency exchange contracts—Note 4			45,090
Unrealized appreciation on swap contracts—Note 4			26,116
Receivable from broker for swaps transactions			2,298
Receivable for shares of Beneficial Interest subscribed			2,136
Swaps premium paid—Note 4			763
Receivable for futures variation margin—Note 4			745
Prepaid expenses			20,349
Due from The Dreyfus Corporation and affiliates—Note 3(d)			523
			6,703,691

Liabilities ($):
Liability for securities on loan—Note 1(c)			496,006
Payable for investment securities purchased			70,601
Unrealized depreciation on forward currency exchange contracts—Note 4			59,600
Payable to broker for swap contracts			970
Unrealized depreciation on swap contracts—Note 4			7,052
Accrued expenses			29,305
			663,534

Net Assets ($)			6,040,157

Composition of Net Assets ($):
Paid-in capital			5,808,603
Accumulated undistributed investment income—net			785
Accumulated net realized gain (loss) on investments			100,664
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions [including ($2,614) net unrealized net unrealized
depreciation on financial futures]			130,105

Net Assets ($)			6,040,157

Net Asset Value Per Share
	Class A	Class C	Class R

Net Assets ($)	2,545,986	2,299,351	1,194,820
Shares Outstanding	194,977	176,546	91,413

Net Asset Value Per Share ($)	13.06	13.02	13.07

See notes to financial statements.

S TAT E M E N T O F O P E R AT I O N S

S i x M o n t h s E n d e d A p r i l 3 0 , 2 0 0 7 ( U n a u d i t e d )

Investment Income ($):
Income:
Interest	102,578
Dividends;
Affiliated issuers	2,747
Income from securities lending	160
Total Income	105,485
Expenses:
Management fee—Note 3(a)	17,343
Registration fees	38,887
Auditing fees	12,006
Custodian fees—Note 3(d)	9,398
Distribution fees—Note 3(c)	8,372
Shareholder servicing costs—Note 3(d)	5,720
Prospectus and shareholders’ reports	2,735
Trustees’ fees and expenses—Note 3(b)	478
Miscellaneous	10,011
Total Expenses	104,950
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(66,147)
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(87)
Net Expenses	38,716
Investment Income—Net	66,769

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transations	87,741
Net realized gain (loss) on financial futures	(4,683)
Net realized gain (loss) on swap transactions	5,432
Net realized gain (loss) on options transactions	6,561
Net realized gain (loss) on forward currency exchange contracts	6,802
Net Realized Gain (Loss)	101,853
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions [including
($2,614) net unrealized depreciation on financial futures]	15,284
Net Realized and Unrealized Gain (Loss) on Investments	117,137
Net Increase in Net Assets Resulting from Operations	183,906

See notes to financial statements.

T h e F u n d 15

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006 [a]

Operations ($):
Investment income—net	66,769	89,127
Net realized gain (loss) on investments	101,853	70,176
Net unrealized appreciation
(depreciation) on investments	15,284	114,821
Net Increase (Decrease) in Net Assets
Resulting from Operations	183,906	274,124

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(68,964)	(23,904)
Class C shares	(59,104)	(14,104)
Class R shares	(35,411)	(13,259)
Net realized gain on investments:
Class A shares	(4,794)	—
Class C shares	(4,568)	—
Class R shares	(2,368)	—
Total Dividends	(175,209)	(51,267)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	215,535	2,182,434
Class C shares	27,261	2,111,556
Class R shares	—	1,098,900
Dividends reinvested:
Class A shares	70,557	23,437
Class C shares	60,222	14,104
Class R shares	34,642	13,001
Cost of shares redeemed:
Class A shares	(39,859)	(3,004)
Class C shares	(157)	(26)
Class R shares	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	368,201	5,440,402
Total Increase (Decrease) in Net Assets	376,898	5,663,259

Net Assets ($):
Beginning of Period	5,663,259	—
End of Period	6,040,157	5,663,259
Undistributed investment income—net	785	97,495

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006 [a]

Capital Share Transactions:
Class A
Shares sold	16,754	174,228
Shares issued for dividends reinvested	5,512	1,827
Shares redeemed	(3,110)	(234)
Net Increase (Decrease) in Shares Outstanding	19,156	175,821

Class C
Shares sold	2,087	168,666
Shares issued for dividends reinvested	4,707	1,100
Shares redeemed	(12)	(2)
Net Increase (Decrease) in Shares Outstanding	6,782	169,764

Class R
Shares sold	—	87,695
Shares issued for dividends reinvested	2,704	1,014
Shares redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	2,704	88,709

a From December 30, 2005 ( commencement of operations) to October 31, 2006.

See notes to financial statements.

T h e F u n d 17

F I N A N C I A L H I G H L I G H T S

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2007	Year Ended
Class A Shares	(Unaudited)	October 31, 2006 [a]

Per Share Data ($):
Net asset value, beginning of period	13.05	12.50
Investment Operations:
Investment income—net [b]	.16	.24
Net realized and unrealized
gain (loss) on investments	.26	.45
Total from Investment Operations	.42	.69
Distributions:
Dividends from investment income—net	(.38)	(.14)
Dividends from net realized gain on investments	(.03)	—
Total Distributions	(.41)	(.14)
Net asset value, end of period	13.06	13.05

Total Return (%) [c,d]	.79	5.58

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	3.39	4.98[f]
Ratio of net expenses to average net assets [e]	1.10	1.01
Ratio of net investment income
to average net assets [e]	2.55	2.29
Portfolio Turnover Rate [c]	46.08	105.86

Net Assets, end of period ($ x 1,000)	2,546	2,294

[a]	From December 30, 2005 ( commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Exclusive of sales charge.
[e] Annualized.
[f]	The fund’s expense ratio net of earnings credits for Class A was 4.91%.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2007	Year Ended
Class C Shares	(Unaudited)	October 31, 2006 [a]

Per Share Data ($):
Net asset value, beginning of period	13.02	12.50
Investment Operations:
Investment income—net [b]	.11	.16
Net realized and unrealized
gain (loss) on investments	.26	.45
Total from Investment Operations	.37	.61
Distributions:
Dividends from investment income—net	(.34)	(.09)
Dividends from net realized gain on investments	(.03)	—
Total Distributions	(.37)	(.09)
Net asset value, end of period	13.02	13.02

Total Return (%) [c,d]	.59	4.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	4.14	5.72[f]
Ratio of net expenses to average net assets [e]	1.85	1.76
Ratio of net investment income
to average net assets[e]	1.80	1.53
Portfolio Turnover Rate [c]	46.08	105.86

Net Assets, end of period ($ x 1,000)	2,299	2,211

[a]	From December 30, 2005 ( commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Exclusive of sales charge.
[e] Annualized.
[f]	The fund’s expense ratio net of earnings credits for Class C was 5.64%.
See notes to financial statements.

T h e F u n d 19

F I N A N C I A L H I G H L I G H T S (continued)

	Six Months Ended
	April 30, 2007	Year Ended
Class R Shares	(Unaudited)	October 31, 2006 [a]

Per Share Data ($):
Net asset value, beginning of period	13.06	12.50
Investment Operations:
Investment income—net [b]	.18	.27
Net realized and unrealized
gain (loss) on investments	.26	.45
Total from Investment Operations	.44	.72
Distributions:
Dividends from investment income—net	(.40)	(.16)
Dividends from net realized gain on investments	(.03)	—
Total Distributions	(.43)	(.16)
Net asset value, end of period	13.07	13.06

Total Return (%) [c,d]	.85	5.80

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	3.13	4.74[f]
Ratio of net expenses to average net assets [e]	.85	.76
Ratio of net investment income
to average net assets [e]	2.80	2.53
Portfolio Turnover Rate [c]	46.08	105.86

Net Assets, end of period ($ x 1,000)	1,195	1,158

[a]	From December 30, 2005 ( commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Exclusive of sales charge.
[e] Annualized.
[f]	The fund’s expense ratio net of earnings credits for Class R was 4.67%.
See notes to financial statements.

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Bond Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on December 30, 2005.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class R. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold primarily to bank trust departments

T h e F u n d 21

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 167,020, 165,787 and 83,708 of the outstanding Class A, Class C and Class R shares of the fund, respectively.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not

T h e F u n d 23

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

T h e F u n d 25

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

On April 30, 2007, the Board of Trustees declared a cash dividend of $.049, $.053 and $.058 per share from undistributed investment income-net for Class A, Class C and Class R, respectively, payable on May 1, 2007 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2007.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2006, were as follows: ordinary income $51,267.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management agreement between the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume certain expenses of the fund, until October 31, 2007, so the expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, interest expense, commitment fees and extraordinary expenses, do not exceed an annual rate of .85% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $66,147 during the period ended April 30, 2007.

During the period ended April 30, 2007, the Distributor retained $70 from commissions earned on sales of the fund’s Class A.

(b) Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Trust and The Dreyfus/Laurel Tax-Free Municipal Funds, (collectively the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit com-

T h e F u n d 27

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

mittee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2007, Class C shares were charged $8,372 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2007, Class A and Class C shares were charged $2,985 and $2,791, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2007, the fund was charged $148 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2007, the fund was charged $9,398 pursuant to the custody agreement.

During the period ended April 30, 2007 the fund was charged $2,044 for services performed by the Chief Compliance Officer.

(e) The Trust and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use collateral received in connection with lending the fund’s securities to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, options transactions, forward currency exchange contracts and swap transactions during the period ended April 30, 2007, amounted to $2,830,871 and $2,546,593, respectively.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against change in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally,

T h e F u n d 29

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

In addition, the following table summarizes the fund’s call/put options written during the period ended April 30, 2007:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/(Loss) ($)

Contracts outstanding
October 31, 2006	10,000,000	1,650
Contracts written	1,720,000	1,445
Contracts terminated:
Closed	1,720,000	1445	1,806	(361)
Expired	10,000,000	1,650		1650
Contracts outstanding
April 30, 2007	—	—

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts Amounts		Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
Expiring
06/20/2007	70,000.00	58,189.60	58,093.00	(97)
Brazilian Real,
Expiring
06/06/2007	120,000.00	58,763.04	58,763.03	—
Euro
Expiring
06/20/2007	1,220,000.00	1,632,948.05	1,668,716.00	35,768
British Pound,
Expiring
06/20/2007	30,000.00	60,168.00	59,973.00	(195)
Hungary Forint,
Expiring
05/03/2007	5,310,000.00	28,858.70	29,301.40	443
Indian Rupee,
Expiring
06/06/2007	2,480,000.00	59,918	59,917.85	—
Icelandic Krona,
Expiring
06/20/2007	4,855,000.00	70,742.31	75,833.07	5,091
Japanese Yen,
Expiring
06/20/2007	98,100,000.00	848,590.48	825,896.59	(22,694)

T h e F u n d 31

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases (continued):
Malaysian Ringgit,
Expiring
06/20/2007	100,000.00	28,678	29,291.15	613
Norwegian Krone,
Expiring
06/20/2007	700,000.00	116,225.39	117,862.96	1,638
Philippines Peso,
Expiring
06/20/2007	1,400,000.00	28,689	29,523.40	835
Singapore Dollar,
Expiring
06/20/2007	40,000.00	26,384	26,416.58	33
Slovakia Koruna
Expiring
05/03/2007	720,000.00	28,846	29,180.51	334
South Korean Won,
Expiring
06/20/2007	25,880,000.00	27,503	27,837.83	335
Thai Bat,
Expiring
05/03/2007	1,010,000.00	31,318	30,745.81	(572)
Sales:
British Pounds,
Expiring
06/20/2007	160,000.00	309,901.60	319,856.00	(9,954)
Canadian Dollar,
Expiring
06/20/2007	140,000.00	119,453.92	126,388.01	(6,934)
Euro,
Expiring
06/20/2007	42,280.41	56,275.23	57,831.14	(1,556)
Mexican New Peso,
Expiring
06/20/2007	890,000.00	79,535.30	81,416.09	(1,881)
Swedish Krona,
Expiring
06/20/2007	2,500,000.00	358,629.64	374,346.75	(15,717)
Total				(14,510)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.The following summarizes open interest rate swaps entered into by the fund at April 30, 2007:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

6,104,000	CZK - 3 Month	J.P. Morgan
	Pribor	Chase Bank	3.02	2/14/2009	(788)
220,000	EUR - 6 Month	J.P. Morgan
	Euribor	Chase Bank	3.88	1/19/2012	(2,376)
33,000,000	JPY - 6 Month	J.P. Morgan
	Yenibor	Chase Bank	1.36	1/19/2012	978
56,000,000	JPY - 6 Month
	Yenibor	UBS	0.88	5/11/2008	923
11,000,000	JPY - 6 Month
	Yenibor	UBS	2.51	5/11/2008	4,817
27,000,000	JPY - 6 Month	J.P. Morgan
	Yenibor	Chase Bank	2.08	7/28/2016	7,642
2,000,000	JPY - 6 Month	J.P. Morgan
	Yenibor	Chase Bank	2.69	7/28/2036	1,045
35,000,000	JPY - 6 Month	J.P. Morgan
	Yenibor	Chase Bank	1.32	10/4/2011	326
91,188	MYR - 6 Month	J.P. Morgan
	Kilbor	Chase Bank	4.16	10/31/2011	509
950,000	SEK - 6 Month
	Stibor	UBS	4.29	6/27/2016	2,550
920,000	THB - 6 Month	J.P. Morgan
	Bibor	Chase Bank	5.18	11/2/2011	1,681
					17,307

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a

T h e F u n d 33

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

failure to pay interest or principal, bankruptcy or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swap agreements at April 30, 2007:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

40,000	AT&T, 5.1%,	J.P. Morgan
	9/15/2014	Chase Bank	(0.49)	3/20/2017	(206)
30,000	AT&T, 5.1%,	J.P. Morgan
	9/15/2014	Chase Bank	(0.44)	3/20/2017	(37)
30,000	Avon Products,	J.P. Morgan
	7.15%, 11/15/2009	Chase Bank	(0.44)	3/20/2017	(240)
20,000	Avon Products,	J.P. Morgan
	7.15%, 11/15/2009	Chase Bank	(0.48)	3/20/2017	(223)
60,000	Avon Products,	J.P. Morgan
	7.15%, 11/15/2009	Chase Bank	(0.49)	3/20/2017	(696)
30,000	Bear Stearns &
	Co., 5.3%,	J.P. Morgan
	10/30/2015	Chase Bank	(0.48)	6/20/2012	(292)
30,000	Citigroup, 5.5%,	J.P. Morgan
	2/15/2017	Chase Bank	(0.25)	6/20/2012	(147)
60,000	CSMC 2006-C5 J
	5.96%,	J.P. Morgan
	12/15/2039	Chase Bank	(0.84)	12/15/2039	4,948
30,000	Dow Jones	J.P. Morgan
	CDX.NA.IG.7 Index	Chase Bank	0.65	12/20/2016	(158)
30,000	Dow Jones	J.P. Morgan
	CDX.NA.IG.7 Index	Chase Bank	0.65	12/20/2016	(173)
20,000	Dow Jones	J.P. Morgan
	CDX.NA.IG.7 Index	Chase Bank	0.65	12/20/2016	(121)
30,000	Genworth
	Financial, 5.75%,	J.P. Morgan
	6/15/2014	Chase Bank	(0.25)	6/20/2012	(78)
30,000	Home Depot,	J.P. Morgan
	3.75%, 9/15/2009	Chase Bank	(0.56)	3/20/2017	(268)
30,000	HSBC Finance,	J.P. Morgan
	5.25%, 1/14/2011	Chase Bank	(0.25)	6/20/2012	(209)
75,000	ITRAXX S5 Index	UBS	0.40	6/20/2011	641
107,500	Kimberly Clark,
	6.875%,	J.P. Morgan
	2/15/2014	Chase Bank	(0.19)	12/20/2011	(308)

Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

107,500	Kimberly Clark,
	6.875%,	J.P. Morgan
	2/15/2014	Chase Bank	(0.19)	12/20/2011	(308)
30,000	Kraft Foods,
5.625%,
	11/1/2011	Barclays	(0.57)	6/20/2017	27
30,000	Kraft Foods,
	5.625%,	Goldman
	11/1/2011	Sachs & Co.	(0.53)	6/20/2017	29
30,000	Lehman Brothers,
	6.625%,	J.P. Morgan
	1/18/2012	Chase Bank	(0.46)	6/20/2012	(304)
30,000	Wells Fargo &
	Co.,5.56%,	J.P. Morgan
	10/28/2015	Chase Bank	(0.25)	6/20/2012	(120)
1,757

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2007, accumulated net unrealized appreciation on investments was $123,976, consisting of $155,942 gross unrealized appreciation and $31,966 gross unrealized depreciation.

At April 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

NOTE 5—Subsequent Event:

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

T h e F u n d 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on January 31 and February 1, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail no-load and front-end load international income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional international income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the period from December 30, 2005 (the fund’s inception) through November 30, 2006 was above the Performance Group and Performance Universe medians for the period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee was below the Expense Group median and its actual management fee was waived for the period from December 30, 2005 (the fund’s inception) through November 30, 2006. The fund’s total expense ratio (as limited through October 31, 2007 by agreement with the Manager) was below the Expense Group and Expense Universe medians (calculated net of fee waivers and reimbursements).

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund. Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by other accounts managed by the Manager or its affiliates with similar invest-

T h e F u n d 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E

F U N D ’S I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

ment objectives, policies and strategies as the fund (the “Similar Accounts”).The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that, taking into account the fee waiver, the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be real- ized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

T h e F u n d 39

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E

F U N D ’S I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2008.

For More Information

Dreyfus Premier		Transfer Agent &
International Bond Fund		Dividend Disbursing Agent
200 Park Avenue
		Dreyfus Transfer, Inc.
New York, NY 10166
		200 Park Avenue
Manager		New York, NY	10166
The Dreyfus Corporation		Distributor
200 Park Avenue
		Dreyfus Service Corporation
New York, NY 10166
		200 Park Avenue
Custodian		New York, NY	10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA	15258

Ticker Symbols:	Class A: DIBAX	Class C: DIBCX	Class I: DIBRX

Telephone Call your financial representative or 1-800-554-4611
Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity,

2

business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

4